Note 5 - Revenue Recognition, Accounts Receivable, and Concentration of Credit Risk (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Note 5 - Revenue Recognition, Accounts Receivable, and Concentration of Credit Risk (Details) [Line Items]
Increase (Decrease) in Accounts Receivable	$ 69,000		$ (1,235,000)	$ 650,000
Goodwill, Period Increase (Decrease)	(69,000)
Sales Allowances, Services	(30,000)	$ 55,000
Allowance for Doubtful Accounts Receivable	71,000	354,000	71,000	354,000	$ 847,000
Ancillary Network [Member]
Note 5 - Revenue Recognition, Accounts Receivable, and Concentration of Credit Risk (Details) [Line Items]
Revenues, Net of Provider Payments	$ 1,200,000	$ 1,700,000	$ 4,100,000	$ 4,600,000